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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM 12
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Levey
Title:   General Counsel, Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

       /s/ LISA D. LEVEY         New York, NY         25 April 2001
      ---------------------      -----------------    -------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               37
                                          --------------
Form 13F Information Table Value Total:   $        9,141
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                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                    FORM 13F INFORMATION TABLE
                                           REPORTING MANAGER: W.P. STEWART & CO., LTD.



DATE AS OF 3/31/01


COLUMN 1                      COLUMN 2            COLUMN 3    COLUMN 4         COLUMN 5    COLUMN 6 COLUMN 7      COLUMN 8
--------                      --------            --------    --------         --------    -------- --------      --------
                                                              Market
                                                               Value     Shares/      Put/ Investment
Name Of issuer                Title Of Class      Cusip        x1000 Prn Amt SH/Prn   Call Discret    Managers Sole Shared   None
--------------                --------------      -----        ----- ---------------- ---- -------    -------- ---- ------   -----
AUTOMATIC DATA PROCESSING INC   COMMON STOCK      053015103   878912   16162417 SH           SOLE                          16162417
CVS CORP                        COMMON STOCK      126650100   504413   8623922  SH           SOLE                           8623922
CISCO SYSTEMS INC               COMMON STOCK      17275R102   62623    3960374  SH           SOLE                           3960374
COCA-COLA CO                    COMMON STOCK      191216100   18397    407383   SH           SOLE                            407383
COSTCO WHOLESALE CORP-NEW       COMMON STOCK      22160K105   89068    2269250  SH           SOLE                           2269250
DELL COMPUTER CORP              COMMON STOCK      247025109   312081   12149142 SH           SOLE                          12149142
WALT DISNEY CO HOLDING CO       COMMON STOCK      254687106   193192   6754978  SH           SOLE                           6754978
DOLLAR GENERAL CORP             COMMON STOCK      256669102   126459   6186843  SH           SOLE                           6186843
EMC CORP-MASS                   COMMON STOCK      268648102   9869     335665   SH           SOLE                            335665
FIRST DATA CORP                 COMMON STOCK      319963104   499510   8365599  SH           SOLE                         836559911
GAP INC                         COMMON STOCK      364760108   804      33896    SH           SOLE                             33896
GENERAL ELECTRIC CO             COMMON STOCK      369604103   470962   11250872 SH           SOLE                          11250872
GILLETTE CO                     COMMON STOCK      375766102   20788    666917   SH           SOLE                            666917
HOME DEPOT INC                  COMMON STOCK      437076102   25377    588786   SH           SOLE                            588786
INTEL CORP                      COMMON STOCK      458140100   108507   4123787  SH           SOLE                           4123787
JOHNSON & JOHNSON               COMMON STOCK      478160104   461017   5270577  SH           SOLE                           5270577
KOHLS CORP                      COMMON STOCK      500255104   41028    665070   SH           SOLE                            665070
ESTEE LAUDER COMPANIES INC      COMMON STOCK      518439104   299599   8226226  SH           SOLE                           8226226
ELI LILLY & CO                  COMMON STOCK      532457108   144054   1879130  SH           SOLE                           1879130
MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK      571903202   407463   9894679  SH           SOLE                           9894679
MCDONALDS CORP                  COMMON STOCK      580135101   19414    731209   SH           SOLE                            731209
MEDTRONIC INC                   COMMON STOCK      585055106   2241     49000    SH           SOLE                             49000
MERCK & CO INC                  COMMON STOCK      589331107   697950   9195651  SH           SOLE                           9195651
MICROSOFT CORP                  COMMON STOCK      594918104   301561   5514265  SH           SOLE                           5514265
NEW YORK TIMES CO-CL A          COMMON STOCK      650111107   394824   9636914  SH           SOLE                           9636914
***NOKIA CORP-SPONSORED ADR     COMMON STOCK      654902204   360610   15025435 SH           SOLE                          15025435
NORTHERN TRUST CORP             COMMON STOCK      665859104   147523   2360374  SH           SOLE                           2360374
PFIZER INC                      COMMON STOCK      717081103   455328   11119116 SH           SOLE                          11119116
SAFEWAY INC                     COMMON STOCK      786514208   257609   4671064  SH           SOLE                           4671064
STARBUCKS CORP                  COMMON STOCK      855244109   195197   4599643  SH           SOLE                           4599643
STATE STREET CORP               COMMON STOCK      857477103   354259   3792923  SH           SOLE                           3792923
STRYKER CORP                    COMMON STOCK      863667101   289143   5533840  SH           SOLE                           5533840
SYSCO CORP                      COMMON STOCK      871829107   125670   4740476  SH           SOLE                           4740476
VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK      925524308   306582   6972517  SH           SOLE                           6972517
WAL-MART STORES INC             COMMON STOCK      931142103   28731    568926   SH           SOLE                            568926
WALGREEN CO                     COMMON STOCK      931422109   364888   8943339  SH           SOLE                           8943339
WM WRIGLEY JR CO                COMMON STOCK      982526105   165268   3425234  SH           SOLE                           3425234

                                                             9140923                         No. of Other Managers         0
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